Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2010 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2010 Fund - Class A
Bar Chart Table:
Annual Return 2013	10.50%
Annual Return 2014	4.39%
Annual Return 2015	(0.88%)
Annual Return 2016	6.15%
Annual Return 2017	11.86%
Annual Return 2018	(3.49%)
Annual Return 2019	14.50%
Annual Return 2020	10.61%
Annual Return 2021	5.13%
Annual Return 2022	(13.43%)